Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued research and development expense	$ 10,289	$ 3,192
Accrued payroll and related benefits	1,998	875
Income taxes payable	0	347
Operating lease liabilities, current	137	103
Other accrued liabilities	379	227
Total accrued liabilities	$ 12,803	$ 4,744